Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Additional Information-Parent Company Only Condensed Financial Information
Net cash used in operating activities	¥ (415,500)	$ (58,525)	¥ (1,114,954)	¥ (440,234)
Purchases of term deposits	(2,677,594)	(377,131)	(3,571,690)	(4,946,963)
Proceeds from withdrawal of term deposits	2,047,915	288,443	5,768,675	3,018,396
Net cash (used in)/provided by investing activities	(1,681,140)	(236,784)	3,490,467	(3,136,503)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost				4,853,293
Proceeds received from employees in relation to share options	4,513	636	19,612	22,954
Net cash provided by/(used in) financing activities	(365,056)	(51,417)	(108,350)	4,876,247
Effect of exchange rate changes on cash and cash equivalents	42,510	5,987	101,528	(100,169)
Net increase/(decrease) in cash and cash equivalents	(2,419,213)	(340,739)	2,368,691	1,199,341
Cash and cash equivalents at beginning of the year	4,525,852	637,453	2,157,161	957,820
Cash and cash equivalents at end of the year	2,106,639	296,714	4,525,852	2,157,161
Reportable legal entities | Zhihu Inc.
Additional Information-Parent Company Only Condensed Financial Information
Net cash used in operating activities	(44,388)	(6,252)	(51,752)	(3,182)
Purchases of term deposits	(72,054)	(10,149)		(64,596)
Proceeds from withdrawal of term deposits				64,707
Repayment from subsidiaries of investment	284,017	40,003	256,942
Investment in subsidiaries				(4,695,120)
Investment in equity investments				(19,380)
Net cash (used in)/provided by investing activities	211,963	29,854	256,942	(4,714,389)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost				4,853,293
Proceeds received from employees in relation to share options	4,513	636	19,612	15,544
Payments for repurchase of share	(369,569)	(52,053)	(127,962)
Net cash provided by/(used in) financing activities	(365,056)	(51,417)	(108,350)	4,868,837
Effect of exchange rate changes on cash and cash equivalents	3,340	470	5,745	(63,673)
Net increase/(decrease) in cash and cash equivalents	(194,141)	(27,345)	102,585	87,593
Cash and cash equivalents at beginning of the year	197,012	27,749	94,427	6,834
Cash and cash equivalents at end of the year	¥ 2,871	$ 404	¥ 197,012	¥ 94,427